RELATED PARTY TRANSACTIONS - General and administrative expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
General Administrative And Professional Fees [Line Items]
General Administrative And Professional Fee Amount Paid	$ 42,725	$ 59,855
Series 47 [Member]
General Administrative And Professional Fees [Line Items]
General Administrative And Professional Fee Amount Paid	14,103	18,937
Series 48 [Member]
General Administrative And Professional Fees [Line Items]
General Administrative And Professional Fee Amount Paid	13,357	16,815
Series 49 [Member]
General Administrative And Professional Fees [Line Items]
General Administrative And Professional Fee Amount Paid	$ 15,265	$ 24,103